Financial Risk Management - Summary of Effect of Foreign Currency Derivatives Impacts and Financing Transaction Exposures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives-net	€ 11	€ (15)	€ (46)
Unrealized gains / (losses) on foreign currency derivatives-net	(3)	17	40
Total	28	(79)	45
Currency risk [member] | Finance costs [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives-net	5	31	15
Unrealized gains / (losses) on foreign currency derivatives-net	23	(110)	30
Total	€ 28	€ (79)	€ 45